Significant accounting policies - Text Details (Detail)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights	20.00%	20.00%
Top of range [member]
Significant accounting policies - Text Details (Detail) [Line Items]
Presumed significant influence, voting rights	50.00%	50.00%